ROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expenses	$ 35,664	$ 19,341	$ 257
Foreign currency translation gain (loss)	$ (1,331)	$ (10,081)	$ (3,747)